WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
WARRANTY OBLIGATIONS AND OTHER GUARANTEES
Standard product warranty term, minimum	1 year
Standard product warranty term, maximum	2 years
Limited warranty services term, minimum	2 years
Activity related to warranty obligations
Balance at the beginning of the period	$ 177	$ 217	$ 617
Accruals for warranties issued during the period (benefit from expirations), net	(105)	(37)	(250)
Settlements made during the period	(28)	(3)	(150)
Balance at the end of the period	$ 44	$ 177	$ 217